Corporate Information and Continuing Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Corporate Information and Continuing Operations [Abstract]
CORPORATE INFORMATION AND CONTINUING OPERATIONS
1.	CORPORATE INFORMATION AND CONTINUING OPERATIONS

Business

InMed Pharmaceuticals Inc. (“InMed” or the “Company”) was incorporated in the Province of British Columbia on May 19, 1981 under the Business Corporations Act of British Columbia. InMed is a clinical stage pharmaceutical company developing a pipeline of prescription-based products, including rare cannabinoids and novel cannabinoid analogs, targeting the treatment of diseases with high unmet medical needs as well as developing proprietary manufacturing technologies to produce rare cannabinoids for sale in the health and wellness industry.

The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “INM”. InMed’s office and principal place of business is located at Suite 1445– 885 West Georgia Street, Vancouver, B.C., Canada, V6C 3E8.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions, circumstances and events, considered individually and in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

Through March 31, 2025, the Company has funded its operations primarily with proceeds from the sale of the Company’s common shares, no par value per share (the “Common Shares”) to unaffiliated third parties. The Company has incurred recurring losses and negative cash flows from operations since its inception, including net losses of approximately $6.4 million and $5.7 million for the nine months ended March 31, 2025 and 2024, respectively. In addition, the Company has an accumulated deficit of approximately $115.4 million as of March 31, 2025. The Company expects to continue to generate operating losses for the foreseeable future.

As of the date of this Quarterly Report, the Company expects its cash, cash equivalents and short-term investments of $4.7 million as of March 31, 2025 will be sufficient to fund its operating expenses and capital expenditure requirements into the third quarter of calendar 2025, depending on the level and timing of realizing BayMedica revenues from the sale of bulk rare cannabinoids in the ‘health & wellness’ sector as well as the level and timing of Company operating expenses. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued.

The Company expects to continue to seek additional funding through equity financings, debt financings and/or other capital sources, including collaborations with other companies, government contracts or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s existing shareholders.

In connection with the Company’s assessment of going concern considerations in accordance with Subtopic 205-40, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be for a period of one year from the issuance of these condensed consolidated financial statements. These unaudited condensed consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.

1.	CORPORATE INFORMATION AND CONTINUING OPERATIONS

Business

InMed Pharmaceuticals Inc. (“InMed” or the “Company”) was incorporated in the Province of British Columbia on May 19, 1981 under the Business Corporations Act of British Columbia. InMed is a clinical stage pharmaceutical company developing a pipeline of prescription-based products, including rare cannabinoids and novel cannabinoid analogs, targeting the treatment of diseases with high unmet medical needs as well as developing proprietary manufacturing technologies to produce rare cannabinoids for sale in the health and wellness industry.

The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “INM”. InMed’s office and principal place of business is located at Suite 1445– 885 West Georgia Street, Vancouver, B.C., Canada, V6C 1B4.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through June 30, 2024, the Company has funded its operations primarily with proceeds from the sale of Common Shares. The Company has incurred recurring losses and negative cash flows from operations since its inception, including net losses of approximately $7.7 million and $7.9 million for the years ended June 30, 2024 and 2023, respectively. In addition, the Company had an accumulated deficit of approximately $109.1 million as of June 30, 2024. The Company expects to continue to generate operating losses for the foreseeable future.

As of the issuance date of these consolidated annual financial statements, the Company expects its cash, cash equivalents and short-term investments of $6.6 million as of June 30, 2024 will be sufficient to fund its operating expenses and capital expenditure requirements to the end of the fourth quarter of calendar 2024, depending on the level and timing of realizing BayMedica revenues from the sale of bulk rare cannabinoids in the health & wellness sector as well as the level and timing of the Company operating expenses. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company expects to continue to seek additional funding through equity financings, debt financings or other capital sources, including collaborations with other companies, government contracts or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s existing shareholders.

In connection with the Company’s assessment of going concern considerations in accordance with Subtopic 205-40, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be for a period of one year from the issuance of these financial statements. These consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.